Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II—Valuation and Qualifying Accounts

(In thousands)		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions and Other (a)	Balance at End of Period
Year ended December 31, 2021:
Allowance for doubtful accounts	$4,562	$1,980	$1,329	$5,213
Valuation allowance for deferred tax assets	$4,370	$247	$—	$4,617
Year ended December 31, 2022:
Allowance for credit losses	$5,213	$3,507	$2,227	$6,493
Valuation allowance for deferred tax assets	$4,617	$1,180	$3,203	$2,594
Year ended December 31, 2023:
Allowance for credit losses	$6,493	$1,626	$3,192	$4,927
Valuation allowance for deferred tax assets	$2,594	$5,126	$1,712	$6,008

(a)	“Deductions and other” includes translation adjustments, write-offs, net of recoveries, and reductions in the allowances credited to expense.